Other Financial Liabilities - Summary of Other Financial Liabilities (Details) - EUR (€) € in Thousands	Sep. 30, 2024	Sep. 30, 2023
Categories of current financial liabilities [abstract]
Derivatives	€ 625	€ 6,925
Other financial liabilities	3,346	160
Other current financial liabilities	€ 3,971	€ 7,085